Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Barclays PLC	Barclays PLC Called up share capital and share premium	Barclays PLC Other equity instruments	Barclays PLC Other reserves	Barclays PLC Retained earnings
Beginning balance, equity at Dec. 31, 2021	£ 70,041	£ 4,536		£ 12,259		£ 1,770		£ 50,487	£ 57,837	£ 4,536	£ 12,241	£ 555	£ 40,505
Profit after tax and other comprehensive income	1,612			905		(4,080)		4,742	2,163		905		1,258
Issue of shares under employee share schemes	546	70						476	104	70			34
Issue and exchange of other equity instruments	1,040			1,032				28	1,026		1,009		17
Vesting of shares under employee share schemes	(232)					253		(485)	(22)				(22)
Dividends paid	(1,073)							(1,028)	(1,028)				(1,028)
Other equity instruments coupons paid	(905)			(905)					(905)		(905)
Repurchase of shares	(1,508)	(233)				233		(1,508)	(1,508)	(233)		233	(1,508)
Other reserve movements	(13)			(7)				(5)
Ending balance, equity at Dec. 31, 2022	69,260	4,373	[1]	13,284	[1]	(2,192)	[2]	52,827	57,667	4,373	13,250	788	39,256
Profit after tax and other comprehensive income	6,379			985	[1]	1,911	[2]	3,419	3,766		985		2,781
Issue of shares under employee share schemes	621	124	[1]	0				497	146	124			22
Issue and exchange of other equity instruments	(380)			(30)	[1]			(38)	(77)		(52)		(25)
Vesting of shares under employee share schemes	(229)					277	[2]	(506)	(22)				(22)
Dividends paid	(1,274)							(1,210)	(1,210)				(1,210)
Other equity instruments coupons paid	(985)			(985)	[1]				(985)		(985)
Repurchase of shares	(1,257)	(209)	[1]	0		209	[2]	(1,257)	(1,257)	(209)		209	(1,257)
Other reserve movements	14	0		5	[1]	3	[2]	2
Ending balance, equity at Dec. 31, 2023	71,864	4,288	[1]	13,259	[1]	(77)	[2]	53,734	58,028	4,288	13,198	997	39,545
Profit after tax and other comprehensive income	5,455			991	[1]	(598)	[2]	5,013	4,082		990		3,092
Issue of shares under employee share schemes	977	103	[1]	0				874	125	103			22
Issue and exchange of other equity instruments	(1,251)			(1,155)	[1]			(96)	(1,258)		(1,165)		(93)
Vesting of shares under employee share schemes	(240)					268	[2]	(508)	(24)				(24)
Dividends paid	(1,270)							(1,221)	(1,221)				(1,221)
Other equity instruments coupons paid	(991)			(991)	[1]				(990)		(990)
Repurchase of shares	(1,760)	(205)	[1]			205	[2]	(1,760)	(1,760)	(205)		205	(1,760)
Other reserve movements	(34)	0		(29)	[1]	3	[2]	(8)	4				4
Ending balance, equity at Dec. 31, 2024	£ 72,481	£ 4,186	[1]	£ 12,075	[1]	£ (468)	[2]	£ 56,028	£ 56,986	£ 4,186	£ 12,033	£ 1,202	£ 39,565

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.